FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Changes in Financial Liabilities With Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	$ 4,616	$ 16,050
Changes during the year:
Net proceeds of loan	18,201
Principal and interest payments	(2,832)	(3,376)	$ (3,133)
Share premium resulting from exercise of warrants		(10,295)
Amounts recognized through profit and loss	(5,308)	2,237
Balance as of December 31	14,677	4,616	16,050
Long-term loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	2,757	5,832
Changes during the year:
Net proceeds of loan	9,126
Principal and interest payments	(3,177)	(3,814)
Amounts recognized through profit and loss	1,462	739
Balance as of December 31	10,168	2,757	5,832
Warrants [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	1,859	10,218
Changes during the year:
Net proceeds of loan	9,075
Principal and interest payments	0	0
Share premium resulting from exercise of warrants		(10,295)
Amounts recognized through profit and loss	(6,425)	1,936
Balance as of December 31	$ 4,509	$ 1,859	$ 10,218